Shareholder's Interest (Schedule Of Unvested Options) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
CCOH [Member]
Unvested, beginning	3,833
Granted	517
Vested	(1,479)
Forfeited	(226)
Unvested, ending	2,645
Unvested, beginning	$ 5.19
Granted	$ 4.10
Vested	$ 4.80
Forfeited	$ 5.21
Unvested, ending	$ 5.21
Parent Company [Member]
Unvested, beginning	1,588
Granted	0
Vested	(439)
Forfeited	(63)
Unvested, ending	1,086
Unvested, beginning	$ 11.38
Granted	$ 0
Vested	$ 14.40
Forfeited	$ 4.68
Unvested, ending	$ 10.74